Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Summary of financial instruments

	As at Dec 31, 2025				As at Dec 31, 2024
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	19,087	—	—	19,087	131,730	—	—	131,730
Derivative assets	103,960	—	—	103,960	54,239	—	—	54,239
Investments(1)	—	43,885	—	43,885	—	—	—	—
Derivative liabilities	(59,026)	—	—	(59,026)	(138,980)	—	—	(138,980)
Accounts receivable	—	—	261,532	261,532	—	—	298,493	298,493
Accounts payable and accrued liabilities	—	—	(470,765)	(470,765)	—	—	(425,410)	(425,410)
Dividends payable	—	—	—	—	—	—	(18,521)	(18,521)
Lease obligations	—	—	(49,340)	(49,340)	—	—	(54,991)	(54,991)
Long-term debt (2)	—	—	(1,243,397)	(1,243,397)	—	—	(963,456)	(963,456)
(1)	The investment in securities was classified as a level 1 instrument on the fair value hierarchy and used observable inputs when making fair value adjustments and was recorded until significant influence was acquired, on February 29, 2024. The investment was accounted for under IAS 28 until Vermilion no longer had significant influence, on December 8th, 2025.
(2)	The carrying value of the above equals fair value except for long-term debt. The fair value of long-term debt was $1,220.2 million (2024 - $969.1 million).

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net loss before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2025	Dec 31, 2024
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	4,439	4,893
$0.01 decrease in strength of the Canadian dollar against the Euro	(4,439)	(4,893)

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	7,044	4,209
$0.01 decrease in strength of the Canadian dollar against the US $	(7,044)	(4,209)

Commodity price risk - North American natural gas
$0.25/GJ increase in natural gas price used to determine the fair value of derivatives	(21,007)	(14,522)
$0.25/GJ decrease in natural gas price used to determine the fair value of derivatives	22,242	15,354

Commodity price risk - European natural gas
€ 1.00/GJ increase in European natural gas price used to determine the fair value of derivatives	(48,258)	(86,664)
€ 1.00/GJ decrease in European natural gas price used to determine the fair value of derivatives	56,753	62,206

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(17,868)	(13,370)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	18,965	13,370

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2025	178,615	270,609	21,540	760,705
December 31, 2024	155,444	639,211	28,120	35,624